Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Supplement [Text Block]	abbfi_SupplementTextBlock

ALLIANCEBERNSTEIN BOND FUND

-AllianceBernstein Limited Duration High Income Portfolio

(the "Fund")

Supplement dated June 13, 2014 to the Summary Prospectus and Prospectus dated January 31, 2014 of the Fund (together the "Prospectuses").

*        *        *         *        *

The information below is provided to correct certain inadvertently misstated numbers in the Prospectuses. The following tables replace the Examples tables in the Summary sections of the Fund's Prospectuses.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$528	$278	*	$77
After 3 Years	$803	$612		$302
After 5 Years	$1,112	$1,085		$560
After 10 Years	$1,985	$2,393		$1,297

*	If you did not redeem your shares at the end of the period, your expenses would decrease by approximately $100.

*        *        *         *        *

AllianceBernstein Limited Duration High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock

ALLIANCEBERNSTEIN BOND FUND

-AllianceBernstein Limited Duration High Income Portfolio

(the "Fund")

Supplement dated June 13, 2014 to the Summary Prospectus and Prospectus dated January 31, 2014 of the Fund (together the "Prospectuses").

*        *        *         *        *

The information below is provided to correct certain inadvertently misstated numbers in the Prospectuses. The following tables replace the Examples tables in the Summary sections of the Fund's Prospectuses.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$528	$278	*	$77
After 3 Years	$803	$612		$302
After 5 Years	$1,112	$1,085		$560
After 10 Years	$1,985	$2,393		$1,297

*	If you did not redeem your shares at the end of the period, your expenses would decrease by approximately $100.

*        *        *         *        *

Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AllianceBernstein Limited Duration High Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	$ 528
After 3 Years	rr_ExpenseExampleYear03	803
After 5 Years	rr_ExpenseExampleYear05	1,112
After 10 Years	rr_ExpenseExampleYear10	1,985
AllianceBernstein Limited Duration High Income Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	278	[1]
After 3 Years	rr_ExpenseExampleYear03	612
After 5 Years	rr_ExpenseExampleYear05	1,085
After 10 Years	rr_ExpenseExampleYear10	2,393
AllianceBernstein Limited Duration High Income Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	77
After 3 Years	rr_ExpenseExampleYear03	302
After 5 Years	rr_ExpenseExampleYear05	560
After 10 Years	rr_ExpenseExampleYear10	$ 1,297

[1]	If you did not redeem your shares at the end of the period, your expenses would decrease by approximately $100.